Leases	12 Months Ended
Jan. 31, 2025
Leases
Leases

Note 13 – Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of up to 5 years, some of which include options to extend the leases for up to 5 years.

The components of operating lease expense were as follows:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Operating lease cost	3,656	4,169	4,182
Short-term lease cost	508	597	636
Total operating lease cost	4,164	4,766	4,818

Supplemental cash flow information related to operating leases was as follows:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Operating cash outflows from operating leases included in measurement of lease liabilities	4,028	3,996	4,240
New right-of-use assets obtained in exchange for lease obligations	3,706	4,239	864

Supplemental information related to operating leases was as follows:

	January 31,	January 31,
	2025	2024
Weighted average remaining lease term (years)	2.9	3.0
Weighted average discount rate (%)	5.1	4.1

Maturities of operating lease liabilities were as follows as of January 31, 2025:

Operating
Years Ended January 31,	Leases
2026	3,571
2027	2,510
2028	1,671
2029	596
2030	219
2031 and thereafter	—
Total lease payments	8,567
Less: imputed interest	(671)
Total lease obligations	7,896
Current	3,178
Long-term	4,718